Equity (Details Textual)					12 Months Ended
	Apr. 29, 2019 USD ($) $ / shares shares	Apr. 16, 2019 USD ($)	Aug. 02, 2018	Mar. 15, 2018	Mar. 31, 2020 USD ($) $ / shares shares	Oct. 21, 2019	Mar. 31, 2019 USD ($) $ / shares shares	Oct. 31, 2018 USD ($)	Oct. 31, 2018 CNY (¥)	Sep. 28, 2018 CNY (¥)	Aug. 31, 2018 USD ($)	Aug. 31, 2018 CNY (¥)	May 10, 2018	Apr. 30, 2017 USD ($)	Apr. 25, 2017 USD ($)	Jul. 23, 2012 $ / shares shares
Equity (Textual)
Common stock, par value | $ / shares					$ 0.01		$ 0.01
Common stock, shares authorized | shares					30,000,000		30,000,000
Common stock, shares issued | shares					4,381,033		3,200,000
Common stock. shares outstanding | shares					4,381,033		3,200,000
Percentage of statutory reserve after tax					10.00%
Percentage of reserve out of registered capital					50.00%
Statutory reserve					$ 231,424		$ 222,180
Stock split description				The Board of Directors adopted a consent resolution to effectuate a forward stock split to sub-divide the original 50,000 issued ordinary shares of a nominal or par value of US$1 in the capital of the Company into 5,000,000 ordinary shares of a nominal or par value of US$0.01. Following such stock split, the Board of Directors on Mach 16, 2018, approved an increase of the authorized ordinary shares to 30,000,000 shares. On March 20, 2018, the Board of Directors adopted another consent resolution to decrease the issued and outstanding ordinary shares to 3,200,000, by way of share surrender by then existing shareholders on a pro rata basis and related cancelation. All the existing shareholders and directors of the Company consider the stock split of original 50,000 ordinary shares on March 15, 2018 and the subsequent reorganization of shares by way of share surrender on March 20, 2018 as part of the company’s recapitalization to result in 3,200,000 ordinary shares issued and outstanding prior to completion of its initial public offering.
Ownership percentage					6.00%	40.00%									49.00%
Capital contribution											$ 10,976
Increase in subscription capital								$ 54,192
Warrants issued for services, description			The company issued warrants to underwriter (Network 1 Financial Securities, Inc.) and its employees to purchased 59,052 ordinary shares at an exercise price of 125% of the IPO price, namely $6.25 dollars per share, at any time or from time to time from August 13, 2019 (the "Exercise Date"), and at or before 5:00 p.m., Eastern time, February 14, 2022 (the "Expiration Date").
Granted of warrants		$ 295,260
Guizhou Huafu [Member]
Equity (Textual)
Ownership percentage															51.00%
Third Party Company [Member]
Equity (Textual)
Ownership percentage															49.00%
Capital contribution														$ 10,882	$ 30,237
IPO [Member]
Equity (Textual)
Number of ordinary shares | shares	1,181,033
Total gross proceeds	$ 5,900,000
Price per share | $ / shares	$ 5.00
Ordinary Shares [Member]
Equity (Textual)
Common stock, par value | $ / shares																$ 1.00
Common stock, shares authorized | shares																50,000
Capital contributions shares | shares																50,000
Maximum [Member]
Equity (Textual)
Ownership percentage					55.00%
Minimum [Member]
Equity (Textual)
Ownership percentage					20.00%
Individual Shareholders Three [Member]
Equity (Textual)
Ownership percentage													35.00%
Distance Learning [Member]
Equity (Textual)
Ownership percentage													65.00%
RMB [Member]
Equity (Textual)
Capital contribution | ¥												¥ 75,000
Increase in subscription capital | ¥									¥ 375,000
RMB [Member] | Third Party Company [Member]
Equity (Textual)
Capital contribution														$ 75,000	$ 200,000
RMB [Member] | Maximum [Member]
Equity (Textual)
Increase in subscription capital | ¥										¥ 6,250,000
RMB [Member] | Minimum [Member]
Equity (Textual)
Increase in subscription capital | ¥										¥ 5,000,000